Post-retirement benefit obligations (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024
Disclosure of net defined benefit liability (asset)
Post-retirement obligations, Non-current	R 12,121	R 11,356
Post-retirement obligations, Current	717	724
Post-retirement obligations, Total	12,838	12,080
Post-retirement assets, Non-current	(1,083)	(910)
Healthcare
Disclosure of net defined benefit liability (asset)
Post-retirement obligations, Non-current	4,177	3,842
Post-retirement obligations, Current	331	319
Post-retirement obligations, Total	4,508	4,161
Pension
Disclosure of net defined benefit liability (asset)
Post-retirement assets, Non-current	(1,083)	(910)
Post-retirement assets, Total	(1,083)	(910)
Net pension obligations, Non-current	6,861	6,604
Net pension obligations, Current	386	405
Net pension obligations, Total	7,247	7,009
South Africa | Healthcare
Disclosure of net defined benefit liability (asset)
Post-retirement obligations, Non-current	3,943	3,611
Post-retirement obligations, Current	325	304
Post-retirement obligations, Total	4,268	3,915
South Africa | Pension
Disclosure of net defined benefit liability (asset)
Post-retirement assets, Non-current	(113)	(92)
Post-retirement assets, Total	(113)	(92)
Net pension obligations, Total	(113)	(92)
United States of America | Healthcare
Disclosure of net defined benefit liability (asset)
Post-retirement obligations, Non-current	234	231
Post-retirement obligations, Current	6	15
Post-retirement obligations, Total	240	246
Foreign Countries | Pension
Disclosure of net defined benefit liability (asset)
Post-retirement obligations, Non-current	7,944	7,514
Post-retirement obligations, Current	386	405
Post-retirement obligations, Total	8,330	7,919
Post-retirement assets, Non-current	(970)	(818)
Post-retirement assets, Total	(970)	(818)
Net pension obligations, Total	R 7,360	R 7,101